Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Accounts Receivable, Allowance	¥ 38,396	$ 5,408	¥ 42,914
Contract Assets, Net Of Allowances	¥ 58,790	$ 8,280	¥ 35,770
Common Class A [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000	230,000,000
Ordinary Shares, Shares issued	85,115,600	85,115,600	85,318,596
Ordinary Shares, Shares outstanding	85,115,600	85,115,600	85,318,596
Common Class B [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848	17,324,848
Nonrecourse [Member]
Consolidated VIE and its subsidiaries, Current	¥ 214,820	$ 30,258	¥ 290,252
Consolidated VIE and its subsidiaries, Non-current	¥ 4,288	$ 604	¥ 6,541